Accumulated other comprehensive (loss)/income	6 Months Ended
Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive (loss)/income	Accumulated other comprehensive (loss)/income
Accumulated other comprehensive (loss)/income for the six months ended June 30, 2021 and June 30, 2020 were as follows:

(In $ millions)	Actuarial loss relating to pension	Share in unrealized loss from associated companies	Change in debt component on Archer bond	Total
As at January 1, 2021	(2)	(28)	4	(26)
Other comprehensive income	—	4	1	5
As at June 30, 2021	(2)	(24)	5	(21)

(In $ millions)	Actuarial loss relating to pension	Share in unrealized loss from associated companies	Change in debt component on Archer bond	Total
As at January 1, 2020	—	(13)	—	(13)
Other comprehensive (loss)/income	(7)	(17)	2	(22)
As at June 30, 2020	(7)	(30)	2	(35)
Income taxes associated with each component of other comprehensive income were nil for the six months ended June 30, 2021 (June 30, 2020: $2 million).